Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,496	$ 2,719
Aluminum [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,841	1,780
Energy [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	207	249
Corn [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	203	289
Plastic [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	79	95
Sugar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	73	91
Wheat [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	47	163
Rice [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 46	$ 51